Stockholders' Equity (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, Granted		$ 0.66
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding and expected to vest, Beginning balance	767,220	139,997
Number of Shares, Granted	712,500	662,500
Number of Shares, Forfeited	(6,406)	(35,277)
Number of Shares, Outstanding and expected to vest, Ending balance	1,473,314	767,220
Number of Shares, Options exercisable	401,356
Weighted Average Exercise Price Per Share, Outstanding and expected to vest - Beginning balance	$ 5.80	$ 25.64
Weighted Average Exercise Price Per Share, Granted	4.73	3.28
Weighted Average Exercise Price Per Share, Forfeited		37.00
Weighted Average Exercise Price Per Share, Outstanding and expected to vest - Ending balance	5.18	$ 5.80
Weighted Average Exercise Price Per Share, Options exercisable	$ 7.92
Weighted Average Remaining Contractual Term (Years), Beginning Outstanding	8 years 9 months 18 days	6 years 8 months 12 days
Weighted Average Remaining Contractual Term (Years), Granted	9 years 6 months	9 years 3 months 19 days
Weighted Average Remaining Contractual Term (Years), Ending Outstanding	8 years 7 months 6 days	8 years 9 months 18 days
Weighted Average Remaining Contractual Term (Years), Options exercisable	7 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding and expected to vest - Beginning balance	$ 511,000
Aggregate Intrinsic Value, Outstanding and expected to vest, Granted	1,917,750	511,000
Aggregate Intrinsic Value, Outstanding and expected to vest, Forfeited
Aggregate Intrinsic Value, Outstanding and expected to vest - Ending balance	4,668,153	$ 511,000
Aggregate Intrinsic Value, Options exercisable	$ 1,153,708